UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  03-31-2012
Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Bedlam Asset Management plc Address: 20 Abchurch
 Lane, London, EC4N 7BB, UK
Form 13F File Number: 28-____________
The institutional investment manager filing this report
 and the person by whom it is signed hereby represent
 that the person
signing the report is authorized to submit it, that all
 information contained herein is true, correct and
 complete, and that it is understood that all required
 items, statements, schedules, lists, and tables, are
  considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:  Michael Comras
Title:  Chief Compliance Officer
Phone: +44 20 7648 4325
Signature, Place, and Date of Signing:
____________________________________  London, U.K.
05-11-2012
[Signature]       [City, State]  [Date]
Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE. (Check here if no holdings reported are
  in this report, and all holdings are reported by other
   reporting
manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: __________0___________ Form
13F Information Table Entry Total: _________21____________ Form
13F Information Table Value Total: _____ 237,144____________
 (thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE
FORM 13F INFORMATION TABLE
COLUMN 1  COLUMN 2  COLUMN 3  COLUMN 4  COLUMN 5  COLUMN 6  COLUMN
7  COLUMN 8
NAME OF ISSUER TITLE OF CLASS CUSIP VALUE (x$1000) SHRS OR PRN AMT SH/ PRN PUT/ CALL INVESTMENT DISCRETION OTHER MANAGER SOLE
 SHARED NONE VOTING AUTHORITY

AGCO CORP  COM  001084 10 2  8,626  182,711  SH  SOLE  182,711
BRISTOL MYERS SQUIBB CO  COM  110122 10 8  11,625  344,449  SH
SOLE  344,449
CELGENE CORP  COM  151020 10 4  17,315  223,359  SH  SOLE  223,359
CHECKPOINT SYS INC  COM  162825 10 3  13,242  207,419  SH  SOLE
207,419
COTT CORP QUE  COM  22163N 10 6  7,449  1,130,346  SH  SOLE  1,130,346
DREAMWORKS ANIMATION SKG INC  CL A  26153C 10 3  7,419  402,138  SH
SOLE  402,138
GOLDCORP INC NEW  COM  380956 40 9  21,017  466,422  SH  SOLE  466,422
KANSAS CITY SOUTHERN  COM NEW  485170 30 2  11,338  158,152  SH  SOLE
158,152
KIMBERLY CLARK CORP  COM  494368 10 3  463  6,264  SH  SOLE  6,264
MARKET VECTORS VIETNAM ETF  VIETNAM ETF  57060U 76 1  180  9,410  SH
SOLE  9,410
MEDTRONIC INC  COM  585055 10 6  13,580  346,517  SH  SOLE  346,517
MOBILE TELESYSTEMS OJSC  SPONSORED ADR  607409 10 9  5,917  322,630
SH  SOLE  322,630
PFIZER INC  COM  717081 10 3  19,418  856,909  SH  SOLE  856,909
SARA LEE CORP  COM  803111 10 3  25,395  1,179,527  SH  SOLE  1,179,527
SHUFFLE MASTER INC  COM  825549 10 8  9,882  561,481  SH  SOLE  561,481
SOUTHWESTERN ENERGY  COM  845467 10 9  8,344  272,691  SH  SOLE  272,691
SYMANTEC CORP  COM  871503 10 8  12,204  652,647  SH  SOLE  652,647
TYCO INTERNATIONAL LTD SHS H89128 10 4 18,485 329,029 SH SOLE 329,029 ULTRA PETROLEUM COM 903914 10 9 10,083 445,581 SH SOLE 445,581
WD-40 CO  COM  929236 10 7  385  8,499  SH  SOLE  8,499
YAMANA GOLD INC  COM  98462Y 10 0  14,777  946,013  SH  SOLE  946,013